SHORT-TERM INVESTMENTS	12 Months Ended
Jun. 30, 2018
Short-term Investments [Abstract]
SHORT-TERM INVESTMENTS
NOTE 5 -	SHORT-TERM INVESTMENTS

Short-term investments as of June 30, 2018 and 2017 mainly represented wealth management products that Dongsheng Guarantee, Jinshang Leasing and Wins Finance purchased from financial institutions. The term for the investments is one year or three or five years, and Dongsheng Guarantee and Jinshang Leasing were entitled to redeem or transfer the investments at any time during the term. Interest from these investments varies from 5% to 9% annually, with deduction of a management fee, and was receivable quarterly, annually or upon maturity. Given that the amount of returns of the investments is determinable and the investments are redeemable at any time during the term, the Company recorded the amount at amortized cost using the effective interest as receivable in this account.

The following table sets forth the contractual maturity of the balances as of June 30, 2018 in future periods. Actual maturities may differ from contractual maturities because of the subsidiaries’ rights to redeem.

Maturing within:	Short- term investments
Within 1 year	$64,964,005
2 years	113,309,312
3 years	-
4 years	-
5 years	-
Thereafter	-
$178,273,317

Interest income from short-term investments was $15,095,621, $13,752,538 and $13,958,540 for the years ended June 30, 2018, 2017 and 2016, respectively. Earned but uncollected interest was $15,157,094 and $3,514,075 as of June 30, 2018 and 2017, respectively.

Included in short-term investments as of June 30, 2018 and 2017 was an interest bearing promissory note with a principal amount of $1 million that the Company purchased from a third party in January 2016, plus accrued interest. The promissory note was originally bearing interest at 12% per annum and due in January 2017. During the years ended June 30, 2018, 2017 and 2016, an impairment loss of $1,272,723, nil and nil was made on the promissory note, plus accrued interest, and was charged as other operating expenses in the consolidated statements of income and comprehensive income.

Subsequent to June 30, 2018 through the issuance of these consolidated financial statements, the Company had redeemed investments totaled $48,345,306 and collected accrued interests of $4,168,233. The Company also made new investments to these wealth management products totaled $5,287,768.